Derivative Instruments (Offsetting Derivative Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Offsetting Assets [Line Items]
Gross amounts of recognized assets	$ 2,789,663	$ 9,107,388
Gross amounts offset in the Statement of Financial Condition	(1,606,389)	(4,042,322)
Net amounts of assets presented in the Statement of Financial Condition	1,183,274	5,065,066
Financial Instruments
Collateral Received	(1,183,274)	(3,403,431)
Net Amount		$ 1,661,635
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%	100.00%
Counterparty C [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition	$ 1,183,274	$ 2,567,252
Financial Instruments
Collateral Received	(1,183,274)	(2,567,252)
Net Amount
Counterparty G [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition		890,569
Financial Instruments
Net Amount		890,569
Counterparty H [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition		771,066
Financial Instruments
Net Amount		771,066
Counterparty I [Member]
Offsetting Assets [Line Items]
Net amounts of assets presented in the Statement of Financial Condition		836,179
Financial Instruments
Collateral Received		(836,179)
Net Amount
Futures Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		5,793,311
Gross amounts offset in the Statement of Financial Condition		(2,389,880)
Net amounts of assets presented in the Statement of Financial Condition		3,403,431
Futures Contracts [Member] | Counterparty C [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets	2,789,663	3,694,763
Gross amounts offset in the Statement of Financial Condition	(1,606,389)	(1,127,511)
Net amounts of assets presented in the Statement of Financial Condition	$ 1,183,274	2,567,252
Futures Contracts [Member] | Counterparty I [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		2,098,548
Gross amounts offset in the Statement of Financial Condition		(1,262,369)
Net amounts of assets presented in the Statement of Financial Condition		836,179
Forward Currency Contracts [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		3,314,077
Gross amounts offset in the Statement of Financial Condition		(1,652,442)
Net amounts of assets presented in the Statement of Financial Condition		1,661,635
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		1,572,076
Gross amounts offset in the Statement of Financial Condition		(681,507)
Net amounts of assets presented in the Statement of Financial Condition		890,569
Forward Currency Contracts [Member] | Counterparty H [Member]
Offsetting Assets [Line Items]
Gross amounts of recognized assets		1,742,001
Gross amounts offset in the Statement of Financial Condition		(970,935)
Net amounts of assets presented in the Statement of Financial Condition		$ 771,066